Related Party Transactions	3 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Related party transactions

16. Related party transactions

The Company has provided and purchased services to and from various affiliates of certain directors or entities under common control. The dollar amounts related to these related party activities are not significant to our unaudited condensed consolidated financial statements. Intercompany balances and transactions between the Company and its subsidiaries, which are related parties, have been eliminated on consolidation and are not disclosed in this note.

Balances and transactions with related parties

The Company entered the following transactions with related parties. The following amounts were outstanding at the date of the unaudited condensed consolidated statements of financial position:

		Amounts owed by related parties	Amounts owed to related parties
Related Party Relationship	Type of Transaction	March 31, 2022	March 31, 2022
Other	Warrant liabilities	—	2,625
Topco	Receivable	4,176	—
PGHL	Receivable	2,053	—
Other	Receivable	7	—
		$6,236	$2,625

		Amounts owed by related parties	Amounts owed to related parties
Related Party Relationship	Type of Transaction	December 31, 2021	December 31, 2021
Other	Warrant liabilities	—	3,300
Topco	Receivable	4,408	—
PGHL	Receivable	2,069	—
Other	Receivable	15	—
		$6,492	$3,300

Refer to Note 2 for related party transaction related to the Warrant liabilities.

The amounts outstanding are unsecured and no guarantees have been given or received. No allowances have been made for credit losses on debts in respect of the amounts owed by related parties. Interest expense, net, on related party transactions was $0 and $121 for the three months ended March 31, 2022 and 2021, respectively. These balances are reported within “Other (expense) / Income, net”.

Transactions with Topco

The amounts owed from Topco arose from the disposal of PMSL, a previous subsidiary of Paysafe Group Limited. Before the Transaction, the contingent consideration payments from the disposal of PMSL were made by the buyer to Topco and Topco was obligated to transfer the consideration received to Legacy Paysafe, resulting in a receivable from Topco. In connection with the Transaction, Legacy Paysafe transferred the contingent consideration receivable to PGHL and as a result, Topco’s obligation is now with PGHL.

The remaining receivable relates to payments made by the buyer to Topco that have not been transferred to the Company. This receivable is GBP denominated and the movement in the balance is due to foreign currency translation. As of March 31, 2022 and December 31, 2021, the amounts owed from Topco related to the disposal of PMSL were $4,176 and $4,408, respectively.

Transactions with PGHL

In connection with the Transaction, the Company fully settled a shareholder term loan agreement with PGHL. As part of the settlement, contingent consideration receivable was transferred to PGHL and an amount of $26,000 was settled through additional contributions from PGHL into Skrill USA, which were funded by Legacy Paysafe and is presented as “Contributions from non-controlling interest holders” in the unaudited condensed consolidated statement of shareholders’ equity for the three months ended March 31, 2021.

The remaining loan balance was released by PGHL as consideration for the issuance of ordinary shares by Legacy Paysafe, which is presented as “Capital injection in Legacy Paysafe” in the unaudited condensed consolidated statement of shareholders’ equity for the three months ended March 31, 2021.

The Company has a receivable from PGHL which is interest free and repayable on demand. As of March 31, 2022 and December 31, 2021 this receivable balance is $2,053 and $2,069, respectively.